Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 07, 2012	Jun. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,664,457	5,674,148
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares	63,653	43,200	48,880
Granted	54,990	63,653	43,936
Vested	(65,578)	(43,200)	(48,880)
Cancelled	(4,185)
Ending balance, Number of shares	48,880	63,653	43,936
Beginning balance, W.A. grant date FV	14.17	13.04	$ 17.01
Granted	17.01	14.17	$ 22.57
Vested	14.25	13.04	$ 17.01
Cancelled	17.01
Ending balance, W.A. grant date FV	17.01	14.17	$ 22.57
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares	562,000	522,000	657,000
Granted	95,000	40,000	70,000
Exchanged			(20,000)
Ending balance, Number of shares	657,000	562,000	707,000
Beginning balance, W.A. grant date FV	13.13	12.78	$ 14.02
Granted	19.30	17.68	$ 23.04
Exchanged			$ 19.00
Ending balance, W.A. grant date FV	14.02	13.13	$ 14.77
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares	5,674,148		7,072,945
Granted	1,664,457	5,674,148		5,674,148
Exercised	(241,906)		(1,193,529)
Cancelled	(23,754)
Ending balance, Number of shares	7,072,945	5,674,148	5,879,416
Beginning balance, W.A. grant date FV	2.03		$ 2.32
Granted	3.51	2.03
Exercised	3.65		$ 2.42
Cancelled	3.51
Ending balance, W.A. grant date FV	2.32	2.03	$ 2.30
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			72,314		72,314
Vested			(37,238)
Ending balance, Number of shares			35,076
Granted			$ 23.03
Vested			$ 23.03
Ending balance, W.A. grant date FV			$ 23.03